EMPLOYEE BENEFIT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	$ 460,050	$ 245,061
Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	63,605	91,404
Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	374,340	134,986
Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	8,180	0
Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	446,125	226,390
Investments measured at net asset value
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	13,925	18,671
Cash and cash equivalents | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	8,276	20,089
Cash and cash equivalents | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Cash and cash equivalents | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Cash and cash equivalents | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	8,276	20,089
Fixed income securities | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	45,380	0
Fixed income securities | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	217,127	115,299
Fixed income securities | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Fixed income securities | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	262,507	115,299
Insurance contracts | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Insurance contracts | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	43,053	19,687
Insurance contracts | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Insurance contracts | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	43,053	19,687
Equity securities | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	7,688	57,849
Equity securities | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	101,890	0
Equity securities | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	8,058	0
Equity securities | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	117,636	57,849
Other | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	2,261	13,466
Other | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	12,270	0
Other | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	122	0
Other | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	$ 14,653	$ 13,466